ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

Scripps Safe, Inc (the “Company”), was formed under the laws of the state of Florida on October 1, 2012. The Company operates as a leader of pharmaceutical security and storage solutions to prevent drug diversions in the healthcare environment. The Company is located in Naples, Florida.

NOTE 1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

Scripps Safe, Inc (the “Company”), was formed under the laws of the state of Florida on October 1, 2012. The Company operates as a leader of pharmaceutical security and storage solutions to prevent drug diversions in the healthcare environment. The Company is located in Naples, Florida.